Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) - Selling General and Administrative Expenses [Member} - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) [Line Items]
Personnel expenses	€ 11,506	€ 10,243	€ 14,359
Legal and consulting fees	5,114	4,984	3,779
Administration fee	3,466	2,741	3,412
Marketing costs	1,222	1,554	1,925
Insurance expenses	2,839	1,774	2,365
Depreciation and amortization	671	522	631
Other expenses	6,770	6,005	4,847
Total	€ 31,588	€ 27,823	€ 31,321